SHARE-BASED COMPENSATION - Others (Details) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	May 15, 2013 $ / shares shares	Apr. 30, 2011 shares	Mar. 31, 2016 JPY (¥) ¥ / shares shares	Mar. 31, 2015 JPY (¥) ¥ / shares shares	Mar. 31, 2014 ¥ / shares shares
Employee and non-employee stock options
SHARE-BASED COMPENSATION
Cash received from exercise of stock options | ¥			¥ 21,197	¥ 17,642
Tax deduction for exercise of stock option | ¥			¥ 1,349	4,586
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share) | ¥ / shares			¥ 600
Shares
Granted (in shares)			260,000
Aggregate intrinsic value
Stock options exercised					0
Intrinsic value of stock options exercised | ¥			¥ 191,100	¥ 66,560
Nonvested stock options
Nonvested at the beginning of the period (in shares)			492,000
Granted (in shares)			260,000
Vested (in shares)			(168,500)
Forfeited (in shares)			(39,500)
Nonvested at the end of the period (in shares)			544,000	492,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in Japanese yen per share) | ¥ / shares			¥ 292
Granted (in Japanese yen per share) | ¥ / shares			600
Vested (in Japanese yen per share) | ¥ / shares			365
Forfeited (in Japanese yen per share) | ¥ / shares			431
Nonvested at the end of the period (in Japanese yen per share) | ¥ / shares			¥ 396	¥ 292
Employee and non-employee stock options | 7th, 9th, 11th, and 12th series Stock Option Grants
SHARE-BASED COMPENSATION
Unrecognized compensation expense | ¥			¥ 98,548
Weighted-average period to recognize compensation expense			1 year 4 months 24 days
Employee and non-employee stock options | Stock Option Grants excluding 8th Series
Shares
Outstanding at the beginning of the period (in shares)			1,332,000
Granted (in shares)			260,000
Exercised (in shares)			(260,000)
Forfeited (in shares)			(39,500)
Outstanding at the end of the period (in shares)			1,292,500	1,332,000
Vested and expected to vest at the end of the period (in shares)			1,201,920
Exercisable at the end of the period (in shares)			748,500
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share) | ¥ / shares			¥ 314
Granted (in Japanese yen/dollars per share) | ¥ / shares			1,006
Exercised (in Japanese yen/dollars per share) | ¥ / shares			82
Forfeited (in Japanese yen/dollars per share) | ¥ / shares			736
Outstanding at the end of the period (in Japanese yen/dollars per share) | ¥ / shares			480	¥ 314
Vested and expected to vest at the end of the period (in dollars per share) | ¥ / shares			457
Exercisable at the end of the period (in dollars per share) | ¥ / shares			¥ 335
Weighted-average remaining contractual term
Outstanding at the end of the period			2 years 8 months 12 days	2 years 9 months 18 days
Vested and expected to vest at the end of the period			2 years 6 months
Exercisable at the end of the period			1 year 6 months
Aggregate intrinsic value
Outstanding at the end of the period | ¥			¥ 632,571	¥ 830,257
Vested and expected to vest at the end of the period | ¥			613,272
Exercisable at the end of the period | ¥			¥ 469,175
Nonvested stock options
Granted (in shares)			260,000
Employee stock options
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option			4 years 2 months 12 days	4 years 3 months 18 days	4 years 3 months 18 days
Expected volatility (as a percent)			97.10%	109.30%	104.40%
Risk-free interest rate (as a percent)			0.10%	0.20%	0.30%
Expected dividend yield (as a percent)			0.30%	0.80%	1.20%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share) | ¥ / shares			¥ 600	¥ 293	¥ 258
Previous period of share price used for estimate of expected volatility (in years)			2 years 6 months
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share) | ¥ / shares			¥ 600	¥ 293	¥ 258
Employee stock options | 5th series Stock Option Grant
Shares
Granted (in shares)		800,000
Nonvested stock options
Granted (in shares)		800,000
Non-employee stock options
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option				5 years
Expected volatility (as a percent)				106.90%
Risk-free interest rate (as a percent)				0.40%
Expected dividend yield (as a percent)				1.30%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share) | ¥ / shares				¥ 270
Shares
Granted (in shares)			0
Nonvested stock options
Granted (in shares)			0
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share) | ¥ / shares				¥ 270
Non-employee stock options | 8th series Stock Option Grant
Shares
Granted (in shares)	88,000
Weighted-average exercise price
Granted (in Japanese yen/dollars per share) | $ / shares	$ 5.03
Nonvested stock options
Granted (in shares)	88,000